Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 997,000
Final Prospectus	true